UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-10467

Causeway Capital Management Trust

(Exact name of registrant as specified in charter)

11111 Santa Monica Boulevard, 15th Floor

c/o Causeway Capital Management LLC

Los Angeles, CA 90025

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

Corporation Trust Center

1209 Orange Street

Wilmington DE, 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-866-947-7000

Date of fiscal year end: September 30

Date of reporting period: April 1, 2018 to June 30, 2018

Item 1.	Schedule of Investments

The registrant’s schedules as of the close of the reporting period, as set forth in §§ 210.12-12 through 210.12-14 of Regulation S-X [17 CFR §§ 210-12.12-12.14], are attached hereto.

SCHEDULE OF INVESTMENTS (000)*

June 30, 2018 (Unaudited)

Causeway International Opportunities Fund	Number of Shares	Value
COMMON STOCK
Brazil — 0.6%
Banco BTG Pactual SA [1]	15,597	$73
Banco do Brasil SA	19,600	144
JBS SA	62,300	148
PPLA Participations Ltd. [1]	1,733	1
Smiles Fidelidade SA	5,200	70
Suzano Papel e Celulose SA	7,900	91
Vale SA, Class B ADR	42,704	547

		1,074

Canada — 6.7%
Canadian Imperial Bank of Commerce	4,991	434
Canadian Pacific Railway Ltd.	17,013	3,118
Encana Corp.	229,186	2,993
Gildan Activewear Inc.	68,503	1,930
Manulife Financial Corp.	185,068	3,325

		11,800

China — 7.4%
Agile Property Holdings Ltd.	100,000	170
Alibaba Group Holding Ltd. ADR [1]	5,900	1,095
Anhui Conch Cement Co. Ltd., Class H	109,177	626
Baidu Inc. ADR [1]	1,295	315
Bank of China Ltd., Class H	1,614,000	800
China Communications Construction Co. Ltd., Class H	269,000	260
China Construction Bank Corp., Class H	1,454,741	1,344
China Everbright Bank Co. Ltd., Class H	142,000	61
China Everbright International Ltd.	87,000	112
China Lumena New Materials Corp. [1,2,4]	196,000	—
China Mobile Ltd.	11,500	102
China Mobile Ltd. ADR	6,900	306
China Petroleum & Chemical Corp., Class H	914,000	816
China Railway Construction Corp. Ltd., Class H	178,500	181
China Railway Group Ltd., Class H	233,000	176
China Shenhua Energy Co. Ltd., Class H	200,500	476
Daqo New Energy Corp. ADR [1]	3,600	128
Dongfeng Motor Group Co. Ltd., Class H	160,000	169
Fosun International Ltd.	137,000	258
Guangzhou Automobile Group Co. Ltd., Class H	210,000	206
Guangzhou R&F Properties Co. Ltd., Class H	201,200	406
Huazhu Group Ltd. ADR	1,600	67
JinkoSolar Holding Co. Ltd. ADR [1]	1,100	15
KWG Property Holding Ltd.	130,000	164

SCHEDULE OF INVESTMENTS (000)* (continued)

June 30, 2018 (Unaudited)

Causeway International Opportunities Fund	Number of Shares	Value
China — (continued)
New Oriental Education & Technology Group ADR	1,500	$142
Nine Dragons Paper Holdings Ltd.	105,000	134
PetroChina Co. Ltd., Class H	160,000	122
PICC Property & Casualty Co. Ltd., Class H	33,000	36
Ping An Insurance Group Co. of China Ltd., Class H	94,000	865
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	44,400	123
Shenzhen Investment Ltd.	168,000	61
Shimao Property Holdings Ltd.	72,000	189
Sinopharm Group Co. Ltd., Class H	4,000	16
Skyworth Digital Holdings Ltd.	173,915	78
TAL Education Group ADR [1]	1,200	44
Tencent Holdings Ltd.	44,169	2,217
Xinyi Glass Holdings Ltd.	164,000	200
YY Inc. ADR [1]	3,100	311
Zhejiang Expressway Co. Ltd., Class H	198,000	177

		12,968

Czech Republic — 0.1%
CEZ AS	5,529	131

France — 3.3%
BNP Paribas SA	35,535	2,207
Engie SA	78,789	1,208
Schneider Electric SE	28,219	2,354

		5,769

Germany — 7.3%
BASF SE	43,464	4,158
Linde AG	24,748	5,907
SAP SE	23,844	2,755

		12,820

Hungary — 0.0%
Richter Gedeon Nyrt	3,680	67

India — 2.1%
Adani Ports & Special Economic Zone Ltd.	25,755	140
Bank of Baroda [1]	12,709	21
Bharat Electronics Ltd.	25,440	40
Biocon Ltd.	4,081	37
Cipla Ltd.	6,766	61
Dishman Carbogen Amcis Ltd. [1]	25,085	96
Dr Reddy’s Laboratories Ltd.	2,843	93
HEG Ltd.	4,014	194

SCHEDULE OF INVESTMENTS (000)* (continued)

June 30, 2018 (Unaudited)

Causeway International Opportunities Fund	Number of Shares	Value
India — (continued)
Hindalco Industries Ltd.	161,270	$543
Hindustan Petroleum Corp. Ltd.	43,910	166
Hindustan Unilever Ltd.	9,969	239
Housing Development & Infrastructure Ltd. [1]	12,633	4
ICICI Bank Ltd. ADR	27,040	217
Indian Oil Corp. Ltd.	123,104	280
Jubilant Foodworks Ltd.	15,544	315
Oil & Natural Gas Corp. Ltd.	14,311	33
Reliance Capital Ltd.	13,309	75
Reliance Home Finance Ltd. [1]	10,313	9
Reliance Infrastructure Ltd.	29,557	169
Rural Electrification Corp. Ltd.	66,540	102
Sintex Industries Ltd.	125,325	27
Tata Steel Ltd.	53,863	446
UPL Ltd.	8,292	75
Vedanta Ltd.	73,443	253

		3,635

Indonesia — 0.1%
Bank Negara Indonesia Persero Tbk PT	115,400	57
Indofood Sukses Makmur Tbk PT	224,800	104
Telekomunikasi Indonesia Persero Tbk PT	79,600	21

		182

Italy — 2.3%
UniCredit SpA	242,212	4,044

Japan — 11.0%
East Japan Railway Co.	38,000	3,643
Japan Airlines Co. Ltd.	94,700	3,360
KDDI Corp.	144,300	3,950
Sompo Holdings Inc.	53,600	2,169
Sumitomo Mitsui Financial Group Inc.	46,600	1,812
Takeda Pharmaceutical Co. Ltd.	100,100	4,230

		19,164

Malaysia — 0.4%
AirAsia Group Bhd	246,000	182
CIMB Group Holdings Bhd	74,100	100
Malayan Banking Bhd	85,514	191
Tenaga Nasional Bhd	70,500	255

		728

Mexico — 0.1%
Alfa SAB de CV, Class A	68,200	79

SCHEDULE OF INVESTMENTS (000)* (continued)

June 30, 2018 (Unaudited)

Causeway International Opportunities Fund	Number of Shares	Value
Mexico — (continued)
Gruma SAB de CV, Class B	4,030	$49
Kimberly-Clark de Mexico SAB de CV, Class A	45,100	77

		205

Netherlands — 2.7%
Akzo Nobel NV	44,420	3,803
ING Groep NV	61,665	888

		4,691

Peru — 0.3%
Credicorp Ltd.	2,500	563

Philippines — 0.0%
Universal Robina Corp.	13,470	30

Poland — 0.1%
PGE Polska Grupa Energetyczna SA [1]	54,561	136
Polski Koncern Naftowy Orlen SA	841	19
Powszechny Zaklad Ubezpieczen SA	9,852	102

		257

Qatar — 0.1%
Barwa Real Estate Co.	11,676	110

Russia — 1.3%
Gazprom PJSC ADR	125,785	554
Lukoil PJSC ADR	9,236	631
Mobile Telesystems ADR	15,900	140
PhosAgro OAO GDR	527	7
Sberbank of Russia ADR	52,064	752
Surgutneftegas OAO ADR	19,672	88
Tatneft PAO ADR	1,550	98
X5 Retail Group NV GDR	1,665	44

		2,314

South Africa — 1.0%
Barclays Africa Group Ltd.	17,401	203
Barloworld Ltd.	8,578	81
Exxaro Resources Ltd.	11,292	104
FirstRand Ltd.	6,339	30
Liberty Holdings Ltd.	4,468	38
Mediclinic International PLC	7,625	53
MMI Holdings Ltd.	67,518	87
Naspers Ltd., Class N	4,122	1,047

SCHEDULE OF INVESTMENTS (000)* (continued)

June 30, 2018 (Unaudited)

Causeway International Opportunities Fund	Number of Shares	Value
South Africa — (continued)
Redefine Properties Ltd. [3]	85,105	$65
Sibanye Gold Ltd.	8,768	5
Vodacom Group Ltd.	3,050	27

		1,740

South Korea — 4.2%
Amorepacific Corp.	276	80
DB Insurance Co. Ltd.	1,275	68
Hana Financial Group Inc.	11,328	435
Hanwha Corp.	4,700	133
Hyundai Marine & Fire Insurance Co. Ltd.	3,753	113
Hyundai Mobis	394	75
KB Financial Group Inc.	12,808	607
Kia Motors Corp.	624	17
KT&G Corp.	793	76
LG Corp.	5,211	337
LG Electronics Inc.	2,479	185
LG Household & Health Care Ltd.	66	83
Meritz Fire & Marine Insurance Co. Ltd.	7,636	132
NongShim Co. Ltd.	15	4
POSCO	2,520	744
Samsung Electronics Co. Ltd.	59,069	2,472
Shinhan Financial Group Co. Ltd.	864	34
SK Hynix Inc.	13,726	1,055
SK Innovation Co. Ltd.	2,182	395
SK Telecom Co. Ltd.	1,621	339
Woori Bank	3,268	48

		7,432

Spain — 1.1%
CaixaBank SA	337,473	1,460
Red Electrica Corp. SA	18,311	373

		1,833

Sweden — 0.2%
Alfa Laval AB	14,867	353

Switzerland — 8.8%
ABB Ltd.	176,359	3,866
Aryzta AG [1]	40,800	614
Cie Financiere Richemont SA	17,814	1,513
Givaudan SA	626	1,424
Novartis AG	53,086	4,035
Roche Holding AG	14,561	3,243

SCHEDULE OF INVESTMENTS (000)* (continued)

June 30, 2018 (Unaudited)

Causeway International Opportunities Fund	Number of Shares	Value
Switzerland — (continued)
Zurich Insurance Group AG	2,451	$728

		15,423

Taiwan — 2.8%
Arcadyan Technology Corp.	16,000	39
Catcher Technology Co. Ltd.	24,000	268
Cathay Financial Holding Co. Ltd.	179,000	316
Chicony Electronics Co. Ltd.	418	1
Compal Electronics Inc.	209,000	132
Compeq Manufacturing Co. Ltd.	139,000	147
Coretronic Corp.	48,800	68
CTBC Financial Holding Co. Ltd.	285,000	205
FLEXium Interconnect Inc.	9,732	30
Formosa Chemicals & Fibre Corp.	55,000	219
Highwealth Construction Corp.	26,000	39
HON HAI Precision Industry Co. Ltd.	191,365	522
Inventec Corp.	211,000	166
Lite-On Technology Corp.	95,896	116
Micro-Star International Co. Ltd.	18,000	56
Pegatron Corp.	114,000	234
Powertech Technology Inc.	167,000	485
President Chain Store Corp.	6,000	68
Radiant Opto-Electronics Corp.	25,000	50
Taiwan Semiconductor Manufacturing Co. Ltd.	7,000	50
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	14,916	545
TTY Biopharm Co. Ltd.	5,000	16
WPG Holdings Ltd.	124,000	176
Yageo Corp.	22,000	812
Yuanta Financial Holding Co. Ltd.	303,000	138

		4,898

Thailand — 1.0%
Bangkok Dusit Medical Services PCL, Class F	104,200	79
Bangkok Expressway & Metro PCL	18	—
Charoen Pokphand Foods PCL	164,300	120
Kiatnakin Bank PCL	58,300	119
Krung Thai Bank PCL	40,600	21
PTT PCL	530,800	769
Sansiri PCL	1,904,000	88
Thai Oil PCL	74,800	175
Thanachart Capital PCL	164,800	233
Tisco Financial Group PCL	38,800	98

		1,702

SCHEDULE OF INVESTMENTS (000)* (continued)

June 30, 2018 (Unaudited)

Causeway International Opportunities Fund	Number of Shares	Value
Turkey — 0.6%
Eregli Demir ve Celik Fabrikalari TAS	107,388	$238
Haci Omer Sabanci Holding AS	74,894	144
Tekfen Holding AS	69,563	263
Tupras Turkiye Petrol Rafinerileri AS	2,108	50
Turkcell Iletisim Hizmetleri AS	102,086	270
Turkiye Garanti Bankasi AS	65,631	120

		1,085

United Arab Emirates — 0.2%
DAMAC Properties Dubai Co. PJSC	166,078	93
Dubai Islamic Bank PJSC	100,877	134
First Abu Dhabi Bank PJSC	16,767	55

		282

United Kingdom — 28.3%
AstraZeneca PLC	47,841	3,316
Aviva PLC	421,602	2,804
Balfour Beatty PLC	359,637	1,347
Barclays PLC	1,579,968	3,941
BHP Billiton PLC	67,707	1,524
BP PLC	618,621	4,721
British American Tobacco PLC	102,062	5,159
Carnival PLC	38,007	2,180
Cobham PLC [1]	1,272,636	2,161
Diageo PLC	43,555	1,565
GlaxoSmithKline PLC	108,752	2,196
Johnson Matthey PLC	4,375	209
Lloyds Banking Group PLC	1,878,029	1,563
Micro Focus International PLC	91,795	1,603
Prudential PLC	156,785	3,589
Rolls-Royce Group PLC [1]	185,618	2,421
Royal Dutch Shell PLC, Class B	117,238	4,199
SSE PLC	155,142	2,774
Vodafone Group PLC	905,949	2,198

		49,470

Total Common Stock
(Cost $161,888) — 94.1%		164,770

PREFERRED STOCK
Germany — 3.2%
Volkswagen AG	33,156	5,507

Total Preferred Stock
(Cost $4,640) — 3.2%		5,507

SCHEDULE OF INVESTMENTS (000)* (continued)

June 30, 2018 (Unaudited)

Causeway International Opportunities Fund	Number of Shares	Value
PREFERENCE STOCK
Brazil — 0.6%
Bradespar SA	34,800	$263
Braskem SA	5,800	75
Cia Energetica de Sao Paulo	100	1
Cia Paranaense de Energia	19,600	110
Itausa - Investimentos Itau SA	265,015	628
Petroleo Brasileiro SA, Class A ADR [1]	4,900	43

		1,120

South Korea — 0.2%
LG Chemical Ltd.	794	143
Samsung Electronics Co. Ltd.	5,000	169

		312

Total Preference Stock
(Cost $1,468) — 0.8%		1,432

SHORT-TERM INVESTMENT
Invesco Short-Term Investment Trust: Government & Agency Portfolio, Institutional Class, 1.810% **	4,751,248	4,751

Total Short-Term Investment
(Cost $4,751) — 2.7%		4,751

Total Investments — 100.8%
(Cost $172,747)		176,460

Liabilities in Excess of Other Assets — (0.8)%		(1,432)

Net Assets — 100.0%		$175,028

*	Except for share data.
**	The rate reported is the 7-day effective yield as of June 30, 2018.
1	Non-income producing security.
2	Securities considered illiquid. The total market value of such securities as of June 30, 2018 was $— and represented 0.0% of net assets.
3	Real Estate Investment Trust.
4	Security is fair valued at zero due to company’s insolvency. Level 3 security in accordance with fair value hierarchy.

ADR	American Depositary Receipt
GDR	Global Depositary Receipt

SCHEDULE OF INVESTMENTS (continued)

June 30, 2018 (Unaudited)

The table below sets forth information about the Level within the fair value hierarchy at which the Fund’s investments are measured at June 30, 2018:

Investments in Securities	Level 1 (000)	Level 2 (000)	Level 3† (000)		Total (000)
Common Stock
Brazil	$1,074	$—	$—		$1,074
Canada	11,800	—	—		11,800
China	12,968	—	—	^	12,968
Czech Republic	131	—	—		131
France	5,769	—	—		5,769
Germany	12,820	—	—		12,820
Hungary	67	—	—		67
India	3,635	—	—		3,635
Indonesia	182	—	—		182
Italy	4,044	—	—		4,044
Japan	19,164	—	—		19,164
Malaysia	728	—	—		728
Mexico	205	—	—		205
Netherlands	4,691	—	—		4,691
Peru	563	—	—		563
Philippines	30	—	—		30
Poland	257	—	—		257
Qatar	110	—	—		110
Russia	—	2,314	—		2,314
South Africa	1,740	—	—		1,740
South Korea	7,432	—	—		7,432
Spain	1,833	—	—		1,833
Sweden	353	—	—		353
Switzerland	15,423	—	—		15,423
Taiwan	4,898	—	—		4,898
Thailand	—	1,702	—		1,702
Turkey	1,085	—	—		1,085
United Arab Emirates	—	282	—		282
United Kingdom	49,470	—	—		49,470

Total Common Stock	160,472	4,298	—		164,770

Preferred Stock	5,507	—	—		5,507

Preference Stock
Brazil	1,120	—	—		1,120
South Korea	312	—	—		312

Total Preference Stock	1,432	—	—		1,432

Short-Term Investment	4,751	—	—		4,751

Total Investments in Securities	$172,162	$4,298	$—		$176,460

†

A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

^	Security is fair valued at zero due to company’s insolvency.

SCHEDULE OF INVESTMENTS (concluded)

June 30, 2018 (Unaudited)

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the reporting period. Changes in the classification between Levels 1 and 2 occur primarily when foreign equity securities are fair valued using other observable market–based inputs in place of closing exchange prices due to events occurring after foreign market closures and/or due to “Foreign Line” securities using “Local Line” prices, or due to markets being closed. At June 30, 2018, securities with a value of $110 (000), which represented 0.1% of the net assets of the Fund, transferred from Level 2 to Level 1 since the prior fiscal year end, primarily due to market movements following the close of local trading that triggered the fair valuation of certain securities at the beginning of the fiscal year, but did not trigger fair valuation at the end of the period. At June 30, 2018, securities with a value of $282 (000), which represented 0.2% of the net assets of the Fund, transferred from Level 1 to Level 2 since the prior fiscal year end, primarily due to market movements following the close of local trading that did not trigger the fair valuation of certain securities at the beginning of the fiscal year, but triggered fair valuation at the end of the period.

At June 30, 2018, there were no transfers into Level 3 investments in securities.

Amounts designated as “—” are $0.

For information on the Fund’s policies regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

CCM-QH-004-1800

Item 2.	Controls and Procedures

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of the filing date of this report. Based on their evaluation, the certifying officers have concluded that such disclosure controls and procedures are adequately designed, and are operating effectively to ensure that information required to be disclosed by the registrant in the reports it files or submits under the Investment Company Act of 1940 and the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as such term is defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) Separate certifications for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Causeway Capital Management Trust

By (Signature and Title)	/s/ Turner Swan
Turner Swan, President
Date: August 29, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Turner Swan
Turner Swan, President
Date: August 29, 2018

By (Signature and Title)	/s/ Eric Kleinschmidt
Eric Kleinschmidt, Treasurer
Date: August 29, 2018